Investment Strategy	Jun. 02, 2026
Invesco BulletShares 2027 Treasury Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund generally will invest at least 80% of its total assets in the securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (the “Index Provider”) compiles, maintains and calculates the Underlying Index.
The Underlying Index seeks to measure the performance of a portfolio of U.S. dollar-denominated Treasury bonds with maturities in the year 2027 (collectively, “2027 Bonds”). To be eligible for inclusion in the Underlying Index, bonds must (i) be 2027 Bonds (i.e., will mature in the year 2027); (ii) be issued by the U.S. government; (iii) be issued in U.S. dollars; (iv) have a fixed coupon schedule; and (v) have a minimum adjusted amount outstanding, excluding amounts held in the Federal Reserve’s System Open Market Account (“SOMA”), of at least $1 billion.
2027 Bonds selected for inclusion in the Underlying Index are market value weighted, based on amounts outstanding reduced by amounts held in the Federal Reserve’s SOMA account times price plus accrued interest. Bonds held by the Fund generally will be held until they mature, are called or no longer meet the eligibility requirements of the Underlying Index and are removed from the Underlying Index.
As of April 30, 2026, the Underlying Index was comprised of 54 constituents.
The Fund will terminate on or about December 15, 2027, without requiring additional approval by the Board of Trustees (the “Board”) of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) or Fund shareholders, although the Board may change the termination date. In connection with the termination of the Fund, the Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any liabilities of the Fund.
The Fund does not seek to distribute any predetermined amount of cash at maturity. The Underlying Index is rebalanced on the last calendar day of the month. During the maturing year of the Underlying Index (i.e., 2027), no new constituents are added to the Underlying Index. In the last twelve months of operation, when the 2027 Bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper. The Fund should not be confused with a target date fund, which has assets that are managed according to a particular glidepath that illustrates how its investment strategy becomes increasingly conservative over time.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Invesco BulletShares 2028 Treasury Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund generally will invest at least 80% of its total assets in the securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (the “Index Provider”) compiles, maintains and calculates the Underlying Index.
The Underlying Index seeks to measure the performance of a portfolio of U.S. dollar-denominated Treasury bonds with maturities in the year 2028 (collectively, “2028 Bonds”). To be eligible for inclusion in the Underlying Index, bonds must (i) be 2028 Bonds (i.e., will mature in the year 2028); (ii) be issued by the U.S. government; (iii) be issued in U.S. dollars; (iv) have a fixed coupon schedule; and (v) have a minimum adjusted amount outstanding, excluding amounts held in the Federal Reserve’s System Open Market Account (“SOMA”), of at least $1 billion.
2028 Bonds selected for inclusion in the Underlying Index are market value weighted, based on amounts outstanding reduced by amounts held in the Federal Reserve’s SOMA account times price plus accrued interest. Bonds held by the Fund generally will be held until they mature, are called or no longer meet the eligibility requirements of the Underlying Index and are removed from the Underlying Index.
As of April 30, 2026, the Underlying Index was comprised of 45 constituents.
The Fund will terminate on or about December 15, 2028, without requiring additional approval by the Board of Trustees (the “Board”) of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) or Fund shareholders, although the Board may change the termination date. In connection with the termination of the Fund, the Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any liabilities of the Fund.
The Fund does not seek to distribute any predetermined amount of cash at maturity. The Underlying Index is rebalanced on the last calendar day of the month. During the maturing year of the Underlying Index (i.e., 2028), no new constituents are added to the Underlying Index. In the last twelve months of operation, when the 2028 Bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper. The Fund should not be confused with a target date fund, which has assets that are managed according to a particular glidepath that illustrates how its investment strategy becomes increasingly conservative over time.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Invesco BulletShares 2029 Treasury Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund generally will invest at least 80% of its total assets in the securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (the “Index Provider”) compiles, maintains and calculates the Underlying Index.
The Underlying Index seeks to measure the performance of a portfolio of U.S. dollar-denominated Treasury bonds with maturities in the year 2029 (collectively, “2029 Bonds”). To be eligible for inclusion in the Underlying Index, bonds must (i) be 2029 Bonds (i.e., will mature in the year 2029); (ii) be issued by the U.S. government; (iii) be issued in U.S. dollars; (iv) have a fixed coupon schedule; and (v) have a minimum adjusted amount outstanding, excluding amounts held in the Federal Reserve’s System Open Market Account (“SOMA”), of at least $1 billion.
2029 Bonds selected for inclusion in the Underlying Index are market value weighted, based on amounts outstanding reduced by amounts held in the Federal Reserve’s SOMA account times price plus accrued interest. Bonds held by the Fund generally will be held until they mature, are called or no longer meet the eligibility requirements of the Underlying Index and are removed from the Underlying Index.
As of April 30, 2026, the Underlying Index was comprised of 34 constituents.
The Fund will terminate on or about December 15, 2029, without requiring additional approval by the Board of Trustees (the “Board”) of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) or Fund shareholders, although the Board may change the termination date. In connection with the termination of the Fund, the Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any liabilities of the Fund.
The Fund does not seek to distribute any predetermined amount of cash at maturity. The Underlying Index is rebalanced on the last calendar day of the month. During the maturing year of the Underlying Index (i.e., 2029), no new constituents are added to the Underlying Index. In the last twelve months of operation, when the 2029 Bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper. The Fund should not be confused with a target date fund, which has assets that are managed according to a particular glidepath that illustrates how its investment strategy becomes increasingly conservative over time.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Invesco BulletShares 2030 Treasury Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund generally will invest at least 80% of its total assets in the securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (the “Index Provider”) compiles, maintains and calculates the Underlying Index.
The Underlying Index seeks to measure the performance of a portfolio of U.S. dollar-denominated Treasury bonds with maturities in the year 2030 (collectively, “2030 Bonds”). To be eligible for inclusion in the Underlying Index, bonds must (i) be 2030 Bonds (i.e., will mature in the year 2030); (ii) be issued by the U.S. government; (iii) be issued in U.S. dollars; (iv) have a fixed coupon schedule; and (v) have a minimum adjusted amount outstanding, excluding amounts held in the Federal Reserve’s System Open Market Account (“SOMA”), of at least $1 billion.
2030 Bonds selected for inclusion in the Underlying Index are market value weighted, based on amounts outstanding reduced by amounts held in the Federal Reserve’s SOMA account times price plus accrued interest. Bonds held by the Fund generally will be held until they mature, are called or no longer meet the eligibility requirements of the Underlying Index and are removed from the Underlying Index.
As of April 30, 2026, the Underlying Index was comprised of 28 constituents.
The Fund will terminate on or about December 15, 2030, without requiring additional approval by the Board of Trustees (the “Board”) of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) or Fund shareholders, although the Board may change the termination date. In connection with the termination of the Fund, the Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any liabilities of the Fund.
The Fund does not seek to distribute any predetermined amount of cash at maturity. The Underlying Index is rebalanced on the last calendar day of the month. During the maturing year of the Underlying Index (i.e., 2030), no new constituents are added to the Underlying Index. In the last twelve months of operation, when the 2030 Bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper. The Fund should not be confused with a target date fund, which has assets that are managed according to a particular glidepath that illustrates how its investment strategy becomes increasingly conservative over time.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Invesco BulletShares 2031 Treasury Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund generally will invest at least 80% of its total assets in the securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (the “Index Provider”) compiles, maintains and calculates the Underlying Index.
The Underlying Index seeks to measure the performance of a portfolio of U.S. dollar-denominated Treasury bonds with maturities in the year 2031 (collectively, “2031 Bonds”). To be eligible for inclusion in the Underlying Index, bonds must (i) be 2031 Bonds (i.e., will mature in the year 2031); (ii) be issued by the U.S. government; (iii) be issued in U.S. dollars; (iv) have a fixed coupon schedule; and (v) have a minimum adjusted amount outstanding, excluding amounts held in the Federal Reserve’s System Open Market Account (“SOMA”), of at least $1 billion.
2031 Bonds selected for inclusion in the Underlying Index are market value weighted, based on amounts outstanding reduced by amounts held in the Federal Reserve’s SOMA account times price plus accrued interest. Bonds held by the Fund generally will be held until they mature, are called or no longer meet the eligibility requirements of the Underlying Index and are removed from the Underlying Index.
As of April 30, 2026, the Underlying Index was comprised of 21 constituents.
The Fund will terminate on or about December 15, 2031, without requiring additional approval by the Board of Trustees (the “Board”) of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) or Fund shareholders, although the Board may change the termination date. In connection with the termination of the Fund, the Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any liabilities of the Fund.
The Fund does not seek to distribute any predetermined amount of cash at maturity. The Underlying Index is rebalanced on the last calendar day of the month. During the maturing year of the Underlying Index (i.e., 2031), no new constituents are added to the Underlying Index. In the last twelve months of operation, when the 2031 Bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper. The Fund should not be confused with a target date fund, which has assets that are managed according to a particular glidepath that illustrates how its investment strategy becomes increasingly conservative over time.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.